UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                     04/23/2001
---------------------               -------------                   -----------
(Signature)                         (City, State)                      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              47
                                            ---------------------
Form 13F Information Table Value Total:     $      55,277
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



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
                                    FORM 13F


Page 1 of 1                       Name of Reporting Manager: Eos Partners, L.P.

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              Item 1:                   Item 2:         Item 3:    Item 4:          Item 5:                       Item 6:
           Name of Issuer            Title of Class      CUSIP   Fair Market       Shares or               Investment Discretion
                                                                                              -------------------------------------
                                                         Number     Value          Principal               (b) Shared-
                                                                                    Amount     (a) Sole    As Defined    (c) Shared
                                                                                                           in Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Marshall             Common         Y8564W103           638,999       15,000       15,000
Allied Waste Industries              Common         019589308         1,254,399       80,000       80,000
American Express Co.                 Common         025816109         2,168,249       52,500       52,500
American SuperConductor              Common         030111108           321,249       20,000       20,000
Amerisource Health                   Common         03071P102         1,226,249       25,000       25,000
Arch Wireless Inc.                   Common         039392105            62,499      100,000      100,000
Aviall Inc                           Common         05366B102         2,319,519      348,800      348,800
Axcelis Technologies                 Common         054540109           578,124       50,000       50,000
Bergen Brunswig Corp                 Common         083739102           497,999       30,000       30,000
Black Box Corp                       Common         091826107         3,787,811       85,000       85,000
Burlington Resources                 Common         122014103           447,500       10,000       10,000
Canadian Pacific                     Common         135923100           366,999       10,000       10,000
Cardinal Health Inc.                 Common         14149Y108         3,870,000       40,000       40,000
Cendant Corporation                  Common         151313103         1,094,249       75,000       75,000
CitiGroup Inc.                       Common         172967101         1,799,199       40,000       40,000
Corning Incorporated                 Common         219350105         1,137,949       55,000       55,000
Crestline Capital                    Common         226153104           678,749       25,000       25,000
Du Pont                              Common         263534109         2,034,999       50,000       50,000
Dycom Industries                     Common         267475101         1,289,999      100,000      100,000
Express Scripts                      Common         302182100         1,170,179       13,500       13,500
Fleet Boston Financial               Common         339030108           754,999       20,000       20,000
Frontline                            Common         35921R102           179,374       10,000       10,000
Golden West                          Common         381317106           973,499       15,000       15,000
B F Goodrich                         Common         382388106         2,685,899       70,000       70,000
J.P. Morgan Chase                    Common         46625H100           673,500       15,000       15,000
Laboratory Corp of America Holdings  Common         50540R409         1,202,498       10,000       10,000
Manor Care                           Common         564055101           815,999       40,000       40,000
Merck                                Common         589331107           758,999       10,000       10,000
Pharmaceutical Holders               Common         71712A206           956,999       10,000       10,000
Quest Diagnostics Inc                Common         74834L100         1,555,224       17,500       17,500
Rambus                               Common         750917106           205,999       10,000       10,000
Reader's Digest Assoc. Class B       Common         755267200           360,000       15,000       15,000
Regional BK Holders                  Common         75902E100         1,128,499       10,000       10,000
Schlumberger                         Common         806857108         1,152,199       20,000       20,000
Sony Corp                            Common         835699307         2,890,000       40,000       40,000
Stewart Enterprises                  Common         860370105           596,249      120,000      120,000
Stilwell Financial                   Common         860831106           268,199       10,000       10,000
Target Corp                          Common         87612E106           721,600       20,000       20,000
Turkcell Iletisim                    Common         900111105           469,499      150,000      150,000
Ventas                               Common         92276F100         1,699,999      200,000      200,000
Verizon Comm.                        Common         92343V104           492,999       10,000       10,000
Viacom Inc. Cl B.                    Common         925524308           439,699       10,000       10,000
Vishay                               Common         928298108           397,999       20,000       20,000
Wal Mart Stores                      Common         931142103         4,418,749       87,500       87,500
Washington Mutual                    Common         939322103         1,094,999       20,000       20,000
Waste Management                     Common         94106L109         1,358,499       55,000       55,000
XO Communications                    Common         983764101           280,000       40,000       40,000
                                                                 ---------------
                                                                     55,277,096

Table continued...
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                                                    ---------------------------------------------------
                                                                        (SEC USE ONLY)

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              Item 1:                  Item 7:                              Item 8:
           Name of Issuer             Managers                     Voting Authority (Shares)
                                                    ---------------------------------------------------
                                     See Instr. V
                                                          (a) Sole          (b) Shared     (c) None

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Teekay Shipping Marshall                   1                       15,000
Allied Waste Industries                    1                       80,000
American Express Co.                       1                       52,500
American SuperConductor                    1                       20,000
Amerisource Health                         1                       25,000
Arch Wireless Inc.                         1                      100,000
Aviall Inc                                 1                      348,800
Axcelis Technologies                       1                       50,000
Bergen Brunswig Corp                       1                       30,000
Black Box Corp                             1                       85,000
Burlington Resources                       1                       10,000
Canadian Pacific                           1                       10,000
Cardinal Health Inc.                       1                       40,000
Cendant Corporation                        1                       75,000
CitiGroup Inc.                             1                       40,000
Corning Incorporated                       1                       55,000
Crestline Capital                          1                       25,000
Du Pont                                    1                       50,000
Dycom Industries                           1                      100,000
Express Scripts                            1                       13,500
Fleet Boston Financial                     1                       20,000
Frontline                                  1                       10,000
Golden West                                1                       15,000
B F Goodrich                               1                       70,000
J.P. Morgan Chase                          1                       15,000
Laboratory Corp of America Holdings        1                       10,000
Manor Care                                 1                       40,000
Merck                                      1                       10,000
Pharmaceutical Holders                     1                       10,000
Quest Diagnostics Inc                      1                       17,500
Rambus                                     1                       10,000
Reader's Digest Assoc. Class B             1                       15,000
Regional BK Holders                        1                       10,000
Schlumberger                               1                       20,000
Sony Corp                                  1                       40,000
Stewart Enterprises                        1                      120,000
Stilwell Financial                         1                       10,000
Target Corp                                1                       20,000
Turkcell Iletisim                          1                      150,000
Ventas                                     1                      200,000
Verizon Comm.                              1                       10,000
Viacom Inc. Cl B.                          1                       10,000
Vishay                                     1                       20,000
Wal Mart Stores                            1                       87,500
Washington Mutual                          1                       20,000
Waste Management                           1                       55,000
XO Communications                          1                       40,000

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